Share-based Compensation (Details Narrative)		1 Months Ended		6 Months Ended
	Jul. 01, 2026 shares	May 31, 2026 shares	Aug. 31, 2025 £ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 £ / shares	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 £ / shares shares
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award options granted during the period shares | shares			3,098,270
Share based compensation arrangement by share based payment exercise price per share | £ / shares			£ 0.0001
Share-based compensation arrangement by share-based payment award, award vesting period			8 months
Share based compensation by share based award cost not yet recognized amount | $						$ 4,400,000
Incremental compensation cost | $				$ 0
2024 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting period			5 years
Share based compensation by share based award cost not yet recognized amount | $						$ 900,000
Share based compensation by share based award cost not yet recognized period for recognition				8 months 12 days
Number of unvested share options vested | shares		66,666
2025 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award options granted during the period shares | shares				16,444,648
Share-based compensation arrangement by share-based payment award, vesting description				A portion of the awards vested in full on the grant date; the remaining awards vest in equal annual installments on January 1 of each year, generally over a three-year service period (with one award vesting over four years), subject to continued service.
Share-based compensation arrangement by share-based payment award, award vesting period				4 years
Share-based compensation arrangement by share-based payment award, service period				3 years
Total number of registered award | shares						16,737,737	12,907,342
Share based compensation by share based award options excercised during the period weighted average exercise price | £ / shares					£ 0.0001		£ 0.0001
Share based compensation by share based award weighted average fair value of options granted during the period | $ / shares				$ 2.53
Share based compensation by share based award aggregate fair value of options vested during the period | $				$ 38,400,000
Share based compensation by share based award cost not yet recognized amount | $						$ 3,500,000
Share based compensation by share based award cost not yet recognized period for recognition				1 year 1 month 6 days
Registered Award [Member] | 2025 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total number of registered award | shares						16,485,431
Groupby Share Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award cost not yet recognized amount | $						$ 0
Subsequent Event [Member] | 2025 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award options granted during the period shares | shares	40,783